            SUPPLEMENT DATED OCTOBER 2, 2006 TO THE PROSPECTUS DATED MAY 1, 2006 OF THE DIVERSIFIED INVESTORS FUNDS GROUP AND
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS STOCK INDEX FUND

    As of September 1, 2006, Lisa Chen is no longer a portfolio manager of the underlying Portfolio in which the Stock Index Fund invests. S. Jane Leung replaced Ms. Chen as portfolio manager as of that date, and together with the existing portfolio manager, Patrick O'Connor, Ms. Leung is primarily responsible for the day-to-day management of the underlying Portfolio in which the Stock Index Fund invests.

    S. Jane Leung is an employee of Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI") and has been a portfolio manager with BGFA and BGI since 2001. BGFA is the investment adviser of the Portfolio in which the Stock Index Fund invests, and is a direct subsidiary of BGI.

DIVERSIFIED INVESTORS MID-CAP VALUE FUND

    Effective October 2, 2006, Diversified Investment Advisors, Inc. ("Diversified") entered into a new Investment Subadvisory Agreement with RiverSource Investments, LLC with respect to the Mid-Cap Value Portfolio. The existing Investment Subadvisory Agreements with Cramer, Rosenthal, McGlynn, LLC and LSV Asset Management with respect to the Mid-Cap Value Portfolio remain in effect. Initially, Diversified expects to allocate approximately 10% of assets to RiverSource Investments, 30% to LSV Asset Management, and 60% of assets to Cramer, Rosenthal, McGlynn.

    RiverSource Investments has been a registered investment adviser since December, 1985, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. The principal business address of RiverSource Investments is 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

    Warren Spitz, Steven Schroll, Laton Spahr, and Paul Stocking are responsible for the day-to-day supervision of the Mid-Cap Value Portfolio on behalf of RiverSource Investments. Mr. Spitz has been a Senior Portfolio Manager with the firm since 2000. Mr. Schroll is a Portfolio Manager with RiverSource and has been with the firm since 1998. Mr. Spahr, Portfolio Manager, has been with the firm since 2001. Mr. Stocking, Associate Portfolio Manager, joined RiverSource in 1995 as a Senior Equity Analyst.

DIVERSIFIED INVESTORS SMALL-CAP VALUE FUND

    Effective October 2, 2006, Diversified entered into a new Investment Subadvisory Agreement with Mesirow Financial Investment Management, Inc. with respect to the Small-Cap Value Portfolio. The existing Investment Subadvisory Agreement with EARNEST Partners, LLC with respect to the Small-Cap Value Portfolio remains in effect. Initially, Diversified expects to allocate approximately 60% of assets to Mesirow Financial and 40% of assets to EARNEST Partners.

    Mesirow Financial was established in 1974, and is a majority employee-owned indirect subsidiary of Mesirow Financial Holdings, Inc., a diversified financial services firm. The principal business address of Mesirow Financial is 350 N. Clark Street, Chicago, Illinois 60610.

    Michael A. Crowe and Rosa Welton are responsible for the day-to-day supervision of the Small-Cap Value Portfolio on behalf of Mesirow Financial. Mr. Crowe is a Senior Managing Director with the firm since 2003. Previously, Mr. Crowe was a Managing Director for Lunn Partners, where he directed the firm's discretionary money management subsidiary. Ms. Welton is a Vice President with the firm since 2003. Prior to joining Mesirow Financial, Ms. Welton was an Investment Analyst at Deloitte & Touche Investment Advisors.

DIVERSIFIED INVESTORS SPECIAL EQUITY FUND

    RS Investment Management Co. LLC ("RS Investments"), a Delaware limited liability company, 388 Market Street, Suite 1700, San Francisco, CA 94111 serves as a subadviser for the Special Equity Fund.

    On August 31, 2006, Guardian Investor Services LLC, a wholly-owned subsidiary of The Guardian Life Insurance Company of America ("Guardian"), acquired approximately 65% of the ownership interest in RS Investments. Diversified entered into a new investment subadvisory agreement with RS Investments as of that date. Guardian's acquisition of that interest in RS Investments did not result in any change in the personnel engaged in the day-to-day management of the Special Equity Fund or in the investment objective or policies of the Special Equity Fund.

Form No. 2891 (Rev. 10/06)                                              33-61810
                                                                       333-00295

            SUPPLEMENT DATED OCTOBER 2, 2006 TO THE PROSPECTUS DATED
          MAY 1, 2006 OF THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INSTITUTIONAL STOCK INDEX FUND

    As of September 1, 2006, Lisa Chen is no longer a portfolio manager of the underlying Portfolio in which the Stock Index Fund invests. S. Jane Leung replaced Ms. Chen as portfolio manager as of that date, and together with the existing portfolio manager, Patrick O'Connor, Ms. Leung is primarily responsible for the day-to-day management of the underlying Portfolio in which the Stock Index Fund invests.

    S. Jane Leung is an employee of Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI") and has been a portfolio manager with BGFA and BGI since 2001. BGFA is the investment adviser of the Portfolio in which the Stock Index Fund invests, and is a direct subsidiary of BGI.

DIVERSIFIED INSTITUTIONAL MID-CAP VALUE FUND

    Effective October 2, 2006, Diversified Investment Advisors, Inc. ("Diversified") entered into a new Investment Subadvisory Agreement with RiverSource Investments, LLC with respect to the Mid-Cap Value Portfolio. The existing Investment Subadvisory Agreements with Cramer, Rosenthal, McGlynn, LLC and LSV Asset Management with respect to the Mid-Cap Value Portfolio remain in effect. Initially, Diversified expects to allocate approximately 10% of assets to RiverSource Investments, 30% to LSV Asset Management, and 60% of assets to Cramer, Rosenthal, McGlynn.

    RiverSource Investments has been a registered investment adviser since December, 1985, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. The principal business address of RiverSource Investments is 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

    Warren Spitz, Steven Schroll, Laton Spahr, and Paul Stocking are responsible for the day-to-day supervision of the Mid-Cap Value Portfolio on behalf of RiverSource Investments. Mr. Spitz has been a Senior Portfolio Manager with the firm since 2000. Mr. Schroll is a Portfolio Manager with RiverSource and has been with the firm since 1998. Mr. Spahr, Portfolio Manager, has been with the firm since 2001. Mr. Stocking, Associate Portfolio Manager, joined RiverSource in 1995 as a Senior Equity Analyst.

DIVERSIFIED INSTITUTIONAL SMALL-CAP VALUE FUND

    Effective October 2, 2006, Diversified entered into a new Investment Subadvisory Agreement with Mesirow Financial Investment Management, Inc. with respect to the Small-Cap Value Portfolio. The existing Investment Subadvisory Agreement with EARNEST Partners, LLC with respect to the Small-Cap Value Portfolio remains in effect. Initially, Diversified expects to allocate approximately 60% of assets to Mesirow Financial and 40% of assets to EARNEST Partners.

    Mesirow Financial was established in 1974, and is a majority employee-owned indirect subsidiary of Mesirow Financial Holdings, Inc., a diversified financial services firm. The principal business address of Mesirow Financial is 350 N. Clark Street, Chicago, Illinois 60610.

    Michael A. Crowe and Rosa Welton are responsible for the day-to-day supervision of the Small-Cap Value Portfolio on behalf of Mesirow Financial. Mr. Crowe is a Senior Managing Director with the firm since 2003. Previously, Mr. Crowe was a Managing Director for Lunn Partners, where he directed the firm's discretionary money management subsidiary. Ms. Welton is a Vice President with the firm since 2003. Prior to joining Mesirow Financial, Ms. Welton was an Investment Analyst at Deloitte & Touche Investment Advisors.

DIVERSIFIED INSTITUTIONAL SPECIAL EQUITY FUND

    RS Investment Management Co. LLC ("RS Investments"), a Delaware limited liability company, 388 Market Street, Suite 1700, San Francisco, CA 94111 serves as a subadviser for the Special Equity Fund.

    On August 31, 2006, Guardian Investor Services LLC, a wholly-owned subsidiary of The Guardian Life Insurance Company of America ("Guardian"), acquired approximately 65% of the ownership interest in RS Investments. Diversified entered into a new investment subadvisory agreement with RS Investments as of that date. Guardian's acquisition of that interest in RS Investments did not result in any change in the personnel engaged in the day-to-day management of the Special Equity Fund or in the investment objective or policies of the Special Equity Fund.

Form No. 3155 (Rev. 10/06)                                              33-61810
                                                                       333-00295

                    SUPPLEMENT DATED OCTOBER 2, 2006 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006 OF
                     THE DIVERSIFIED INVESTORS FUNDS GROUP
                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS MID-CAP VALUE FUND
DIVERSIFIED INSTITUTIONAL MID-CAP VALUE FUND

    Effective October 2, 2006, Diversified Investment Advisors, Inc. ("Diversified") entered into a new Investment Subadvisory Agreement with RiverSource Investments, LLC with respect to the Mid-Cap Value Portfolio. The existing Investment Subadvisory Agreements with Cramer, Rosenthal, McGlynn, LLC and LSV Asset Management with respect to the Mid-Cap Value Portfolio remain in effect. Initially, Diversified expects to allocate approximately 10% of assets to RiverSource Investments, 30% to LSV Asset Management, and 60% of assets to Cramer, Rosenthal, McGlynn.

    RiverSource Investments has been a registered investment adviser since December, 1985, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. The principal business address of RiverSource Investments is 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474. Warren Spitz, Steven Schroll, Laton Spahr, and Paul Stocking are responsible for the day-to-day supervision of the Mid-Cap Value Portfolio on behalf of RiverSource Investments.

    As of August 31, 2006, each member of the RiverSource Investments team managed assets for (i) 7 other registered investment companies having approximately $12.9 billion in total assets (RiverSource's advisory fee was based on performance of 5 of 7 of these other registered investment companies),
(ii) one other pooled investment vehicle having approximately $0.14 billion in total assets (RiverSource's advisory fee was not based on performance of such pooled investment vehicle), and (iii) 2 other accounts having approximately $0.11 billion in total assets (RiverSource's advisory fee was not based on performance of such other accounts).

    Portfolio manager compensation is typically comprised of (i) a base salary,
(ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Portfolio, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) pre-tax performance of those accounts in relation to the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts.

    Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

    As of August 31, 2006, none of Messrs. Spitz, Schroll, Spahr, or Stocking beneficially owned securities in any of the Funds that invest in the Mid-Cap Value Portfolio.

DIVERSIFIED INVESTORS SMALL-CAP VALUE FUND
DIVERSIFIED INSTITUTIONAL SMALL-CAP VALUE FUND

    Effective October 1, 2006, Diversified entered into a new Investment Subadvisory Agreement with Mesirow Financial Investment Management, Inc. with respect to the Small-Cap Value Portfolio. The existing Investment Subadvisory Agreement with EARNEST Partners, LLC with respect to the Small-Cap Value Portfolio remains in effect. Initially, Diversified expects to allocate approximately 60% of assets to Mesirow Financial and 40% of assets to EARNEST Partners.

    Mesirow Financial was established in 1974, and is a majority employee-owned indirect subsidiary of Mesirow Financial Holdings, Inc., a diversified financial services firm. The principal business address of Mesirow Financial is 350 N. Clark Street, Chicago, Illinois 60610. Michael A. Crowe and Rosa Welton are responsible for the day-to-day supervision of the Small-Cap Value Portfolio on behalf of Mesirow Financial.

    As of August 31, 2006, each member of the Mesirow Financial team managed assets for (i) one other pooled investment vehicle having approximately $40 million in total assets (Mesirow Financial's advisory fee was not based on performance of such pooled investment vehicle), and (ii) 15 other accounts having approximately $216 million in total assets (Mesirow Financial's advisory fee was not based on performance of such other accounts). As of August 31, 2006, no member of the Mesirow Financial team managed assets for other registered investment companies.

    Portfolio Manager compensation generally consists of a base salary, bonus, retirement plan, and the opportunity to purchase Mesirow Financial stock. The bonus is based on a number of objective and subjective factors, including portfolio performance, assets under management, new business development, client satisfaction, research contribution, and profitability of Mesirow Financial. Portfolio performance is measured against the Russell 2000 Value Index. Due to the team-based investment process, the weighting given to portfolio performance is equal for all team members.

    As of August 31, 2006, neither Mr. Crowe nor Ms. Welton owned securities in any of the Funds that invest in the Small-Cap Value Portfolio.

Form No. 3157 (Rev. 10/06)                                              33-61810
                                                                       333-00295